INTANGIBLE ASSETS - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets other than goodwill
Intangible assets other than goodwill	$ 964	$ 982
Acquisitions	5	6
Amortization	(8)	(14)
Manager Reorganization	108	0
Foreign currency translation	(103)	(10)
Intangible assets other than goodwill	$ 966	$ 964